Other Long-Term Liabilities - Particulars of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Long-term portion of income taxes payable	$ 143	$ 167
Long-term portion of deferred revenue	97	223
Asset retirement obligation	32	37
Long-term portion of fair value of hedges [note 21]	83	8
Other	41	40
Total	$ 396	$ 475